Other income/(expense)	12 Months Ended
Dec. 31, 2024
Other income/(expense)
Other income/(expense)

22. Other income/(expense)

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Other income:
Foreign exchange gains	5,060	8,661	—
Government grants	3,095	3,134	1,434
Others	2,119	1,154	399
	10,274	12,949	1,833
Other expense:
Impairment of property, plant and equipment	(2,915)	(3,678)	—
Impairment of right-of-use assets	(1,889)	(2,088)	—
Foreign exchange losses	—	—	(5,704)
Fair value losses on warrant	—	—	(2,452)
Others	(80)	(2,636)	(5,353)
	(4,884)	(8,402)	(13,509)